UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
OPERATING ACTIVITIES:
Net income	$ 274,263	$ 111,674
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	164,612	159,430
Amortization of unfavorable lease terms	(3,586)	(5,792)
Other non-cash adjustments	(12,430)	(4,764)
Amortization of operating lease assets/ liabilities	(373)	(373)
Amortization and write-off of deferred finance costs and bond premium	3,771	3,899
(Gain)/ loss on sale of vessels, net	(41,536)	329
Changes in operating assets and liabilities:
(Increase)/ decrease in accounts receivable	(16,461)	12,098
(Increase)/ decrease in prepaid expenses and other current assets	(14,782)	2,184
Decrease in amounts due from related parties (including current and non-current portion)	0	34,958
Payments for drydock and special survey costs	(45,524)	(77,215)
(Decrease)/ increase in accounts payable	(7,265)	866
Increase in accrued expenses	3,430	5,105
Decrease in deferred revenue	(3,567)	(3,755)
Increase in amounts due to related parties	12,737	39,536
Net cash provided by operating activities	313,289	278,180
INVESTING ACTIVITIES:
Net cash proceeds from sale of vessels	122,978	33,717
Other investments	(105,997)	903
Deposits for acquisition/ option to acquire vessel	(254,174)	(109,905)
Acquisition of/ additions to vessels	(213,974)	(193,365)
Net cash used in investing activities	(451,167)	(268,650)
FINANCING ACTIVITIES:
Cash distributions paid	(3,204)	(3,004)
Repayment of long-term debt, finance lease and financial liabilities	(211,259)	(245,735)
Payments of deferred finance costs	(1,540)	(5,271)
Proceeds from long-term debt, finance lease and financial liabilities	292,900	345,314
Proceeds from issuance of senior unsecured bonds	30,825	0
Acquisition of treasury units	(20,000)	(23,000)
Net cash provided by financing activities	87,722	68,304
(Decrease)/ increase in cash, cash equivalents and restricted cash	(50,156)	77,834
Cash, cash equivalents and restricted cash, beginning of period	402,969	299,789
Cash, cash equivalents and restricted cash, end of period	352,813	377,623
Supplemental disclosures of cash flow information
Cash interest paid	63,286	65,539
Non cash financing activities
Financial and finance lease liabilities	32,579	0
Non cash investing activities
Deposits for acquisition/ option to acquire vessel	174,384	287,381
Acquisition of/ additions to vessels	$ (242,904)	$ (287,381)